NOTE C—INCOME TAXES	9 Months Ended	22 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Income Tax Disclosure [Abstract]
NOTE C—INCOME TAXES

NOTE C—INCOME TAXES

The Company was incorporated under the laws of the Province of Ontario, Canada on February 25, 2010. All of its operations are in Canada. As such, the Company is not subject to U.S. federal income taxes.

Due to the operating loss carry forward and the inability to recognize an income tax benefit there from, there is no provision for current or deferred federal or provincial income taxes for the periods ended September 30, 2012 and 2011.

The Company uses the asset and liability method, where deferred tax assets and liabilities are determined based on the expected future tax consequences of temporary differences between the carrying amounts of assets and liabilities for financial and income tax reporting purposes. There are no material timing differences and therefore no deferred tax asset or liability as of September 30, 2012. There is a net operating loss carry forward as of September 30, 2012 of approximately $111,000.

The effective income tax expense for the nine months ended September 30, 2012 and 2011 are as follows:

	2012	2011

Current taxes	$0	$0
Deferred taxes	0	0
	$0	$0

NOTE C—INCOME TAXES

The Company was incorporated under the laws of the Province of Ontario, Canada on February 25, 2010. All of its operations are in Canada. As such, the Company is not subject to U.S. federal income taxes.

Due to the operating loss carry forward and the inability to recognize an income tax benefit there from, there is no provision for current or deferred federal or provincial income taxes for the years ended December 31, 2011 and 2010.

The Company uses the asset and liability method, where deferred tax assets and liabilities are determined based on the expected future tax consequences of temporary differences between the carrying amounts of assets and liabilities for financial and income tax reporting purposes. There are no material timing differences and therefore no deferred tax asset or liability as of December 31, 2011 and 2010. There is a net operating loss carry forward as of December 31, 2011 of approximately $72,000.

The effective income tax expense for the years ended December 31, 2011 and 2010 are as follows:

	2011	2010

Current taxes	$0	$0
Deferred taxes	0	0
	$0	$0